Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events

Operating Partnership Unit Redemptions

On January 29, 2013, we received a notice from Thomas MPG Holding, LLC requesting the redemption of 35,000 noncontrolling common units of the Operating Partnership. On January 30, 2013, we issued 35,000 shares of common stock in exchange for these units. We received no cash or other consideration for the noncontrolling common units redeemed.

On June 21, 2013, we received notices from Mr. Maguire, Maguire Partners BGHS, LLC, Bunker Hill Equity, LLC and Maguire Partners Investments, LLC requesting the redemption of a total of 110,000 noncontrolling common units of the Operating Partnership. On June 27, 2013, we issued 110,000 shares of common stock in exchange for these units. We received no cash or other consideration for the noncontrolling common units redeemed.

TRS Entity Liquidation

On April 23, 2013, MPG TRS Holdings II, Inc. was liquidated for purposes of Section 331 of the Code as a result of being merged with and into its parent.

Merger Agreement

On April 24, 2013, the Company and the Operating Partnership entered into a definitive merger agreement (the “Merger Agreement”) pursuant to which a newly formed fund, Brookfield DTLA Holdings L.P., a Delaware limited partnership (which was subsequently converted into a Delaware limited liability company on May 10, 2013) (“Brookfield DTLA”), controlled by Brookfield agreed to acquire the Company. The Company will merge with and into Brookfield DTLA Fund Office Trust Inc., a Maryland corporation (“REIT Merger Sub”), with REIT Merger Sub surviving the merger. Brookfield DTLA will have the option, in its sole discretion and without requiring further consent, to request that the Company agree to change the direction of the merger so that the Company is the surviving entity. The Merger Agreement also provides for a merger of Brookfield DTLA Fund Properties LLC, a Maryland limited liability company (“Partnership Merger Sub”), with and into the Operating Partnership, with the Operating Partnership surviving the merger.

On July 17, 2013, the Company’s common stockholders voted to approve the merger of the Company with REIT Merger Sub and the other transactions contemplated by the Merger Agreement (collectively, the “merger”). The Company expects the merger to close in the third quarter of 2013, following fulfillment of the conditions to closing, including receipt of required lender consents.

Under the terms of the Merger Agreement, each issued and outstanding share of our common stock will be automatically converted into, and canceled in exchange for, the right to receive $3.15 in cash, without interest and less any required withholding tax, (the “merger consideration”) at the closing of the merger. Each issued and outstanding share of restricted common stock will cease to be subject to forfeiture and will be canceled in exchange for the right to receive the merger consideration. Each issued and outstanding restricted stock unit will receive the merger consideration per share for each outstanding restricted stock unit. Each Company stock option granted under a Company plan, whether or not then exercisable, will be canceled in exchange for the right to receive the excess, if any, of the merger consideration over the exercise price per share of such Company stock option. If the exercise price per share of any such Company stock option is equal to or greater than the merger consideration, such Company stock option will be canceled without payment.

Additionally, a subsidiary of Brookfield has commenced a tender offer to purchase, subject to certain conditions, all of the Company’s outstanding 7.625% Series A Cumulative Redeemable Preferred Stock, par value $0.01 per share (the “Company Preferred Shares”), for $25.00 per share in cash, without interest. Any Company Preferred Shares that are not tendered will be converted in the merger into new preferred shares of Brookfield DTLA Fund Office Trust Investor Inc., a Maryland corporation (“Sub REIT”), with rights, terms and conditions substantially identical to the rights, terms and conditions of the Company Preferred Shares.

In connection with the Merger Agreement, Brookfield has entered into a guarantee with respect to the obligations of its affiliates under the Merger Agreement, including the full performance and payment of all of the payment and/or monetary obligations and liabilities arising under or in connection with the Merger Agreement and the transactions contemplated thereby.

The Company and Brookfield DTLA have made certain customary representations, warranties and covenants in the Merger Agreement. The Company, among other things, subject to certain exceptions, covenanted: (i) to conduct its business in the ordinary course consistent with past practice during the interim period between the execution of the Merger Agreement and the consummation of the merger; and (ii) to not solicit, initiate or facilitate the making, submission or announcement of any acquisition proposal, or any proposal or offer that would reasonably be expected to lead to an acquisition proposal, or provide confidential information in connection with, any acquisition proposal.

The Merger Agreement contains certain termination rights for both the Company and Brookfield DTLA, including, among other bases for termination and subject to certain exceptions, if the merger has not been consummated on or before August 15, 2013, subject to (i) the Company’s right to an extension until September 16, 2013 and Brookfield DTLA’s right to extension until August 30, 2013, in each case if all the conditions to the closing, other than obtaining certain lender consents, have been satisfied or waived prior to August 15, 2013 and (ii) certain other extension rights further discussed below under “—Waiver and First Amendment to Merger Agreement.”

Waiver and First Amendment to Merger Agreement

On May 19, 2013, the Company, the Operating Partnership, Brookfield DTLA, Sub REIT, REIT Merger Sub and Partnership Merger Sub (Brookfield DTLA, Sub REIT, REIT Merger Sub and Partnership Merger Sub, collectively, the “Brookfield Parties”), entered into a waiver and first amendment to the Merger Agreement (the “Waiver and Amendment”).

Pursuant to the Waiver and Amendment, Brookfield DTLA has irrevocably waived its right to cash out non-tendered Company Preferred Shares. Accordingly, all Company Preferred Shares that are not validly tendered and accepted for payment in the tender offer will be converted into shares of 7.625% Series A Cumulative Redeemable Preferred Stock, par value $0.01 per share, of Sub REIT (collectively, the “Sub REIT Preferred Shares”), with rights, terms and conditions substantially identical to the rights, terms and conditions of the Company Preferred Shares.

The Waiver and Amendment also permits Brookfield DTLA to make amendments to the limited partnership agreement of the Operating Partnership in order to effectuate the provisions of the Merger Agreement relating to the potential investment in the Operating Partnership by DTLA Fund Holding Co., the conversion of general partner common units of the Operating Partnership into general partner common units of the Surviving Partnership, and the conversion of limited partner common units held by any subsidiary of the Company into Series B Partnership General Partner Units.

The Waiver and Amendment also clarifies that the tender offer Purchaser (as defined in the Merger Agreement) will not consummate the tender offer except immediately prior to the effective time of the merger unless both the Company and the tender offer Purchaser agree in writing.

In addition, the Waiver and Amendment reflects certain changes relating to a registration statement on Form S-4 (the “Form S-4”) that Sub REIT filed with the SEC in connection with the potential issuance of Sub REIT Preferred Shares to the holders of Company Preferred Shares. The Waiver and Amendment clarifies that, in the absence of an SEC stop order that is then in effect, the effectiveness of the Form S-4 is not a condition to the Brookfield Parties’ obligations to consummate the merger. However, if all the conditions to the obligations of the Brookfield Parties to consummate the merger have been satisfied (other than those required to be satisfied or waived at the closing of the merger) but either (i) the Form S-4 has not become effective or (ii) the SEC has issued a stop order that is in effect, then Brookfield DTLA will have the right to delay the closing until the earliest to occur of (A) the date specified by Brookfield DTLA in the written notice exercising this right, (B) one business day after the effectiveness of the Form S-4, (C) one business day after any stop order issued in respect of the Form S-4 has been lifted, reversed or otherwise terminated, and (D) September 25, 2013. If Brookfield DTLA exercises this right, (X) Brookfield DTLA will be deemed to have immediately and irrevocably waived all of the conditions to its obligations to close the merger, other than the conditions relating to the following: (1) the absence of a legal restraint prohibiting the consummation of the merger to the extent not related to a stop order suspending the effectiveness of the Form S-4, (2) performance by the Company and the Operating Partnership of their agreements and covenants under the Merger Agreement, but only if such failure to perform constitutes a willful and material breach of the Merger Agreement that results in a long-term adverse effect on the business of the Company and the Operating Partnership (a “willful and material breach”), and (3) the absence of a Material Adverse Effect (as defined in the Merger Agreement); and (Y) after August 15, 2013, Brookfield DTLA will be deemed to have irrevocably waived all conditions to its obligations to close the merger except for the condition related to the performance by the Company and the Operating Partnership of their agreements and covenants under the Merger Agreement, but only if such failure to perform constitutes a willful and material breach of the Merger Agreement.

The Waiver and Amendment further provides that if either the Form S-4 has not become effective or the SEC has issued a stop order suspending the effectiveness of the Form S-4, the Company may extend the Outside Date (as defined in the Merger Agreement) up to until October 31, 2013. Additionally, if Brookfield DTLA elects to exercise its right to delay the closing as discussed above, then (i) on or prior to August 15, 2013, Brookfield DTLA’s right to terminate the Merger Agreement due to the failure of the merger to be consummated by the Outside Date will be limited to situations where there is a legal restraint prohibiting the consummation of the merger (other than to the extent related to a stop order suspending the effectiveness of the Form S-4) or there is a Material Adverse Effect, and (ii) after August 15, 2013, Brookfield DTLA will be deemed to have waived irrevocably any right to terminate the Merger Agreement due to the failure of the merger to be consummated by the Outside Date.

On July 10, 2013, the Company, the Operating Partnership and the Brookfield Parties entered into a second amendment to the Merger Agreement to permit the Company to release third parties that were then subject to confidentiality agreements with the Company from any standstill or similar provision contained in such agreements.

Merger-Related Litigation

Following the announcement of the execution of the Merger Agreement, seven putative class actions were filed against the Company, the members of the Company’s board of directors, the Operating Partnership, Brookfield, Sub REIT, REIT Merger Sub, Partnership Merger Sub and Brookfield DTLA Inc. Five of these lawsuits were filed on behalf of the Company’s common stockholders: (i) two lawsuits, captioned Coyne v. MPG Office Trust, Inc., et al., No. BC507342 (the “Coyne Action”), and Masih v. MPG Office Trust, Inc., et al., No. BC507962 (the “Masih Action”), were filed in the Superior Court of the State of California in Los Angeles County on April 29, 2013 and May 3, 2013, respectively; and (ii) three lawsuits, captioned Kim v. MPG Office Trust, Inc. et al., No. 24-C-13-002600 (the “Kim Action”), Perkins v. MPG Office Trust, Inc., et al., No. 24‑C-13-002778 (the “Perkins Action”) and Dell’Osso v. MPG Office Trust, Inc., et al., No. 24-C-13-003283 (the “Dell’Osso Action”) were filed in the Circuit Court for Baltimore City, Maryland on May 1, 2013, May 8, 2013 and May 22, 2013, respectively (collectively, the “Common Stock Actions”). Two lawsuits, captioned Cohen v. MPG Office
Trust, Inc. et al., No. 24‑C-13-004097 (the “Cohen Action”) and Donlan v. Weinstein, et al., No. 24‑C-13-004293 (the “Donlan Action”), were filed on behalf of the Company’s preferred stockholders in the Circuit Court for Baltimore City, Maryland on June 20, 2013 and July 2, 2013, respectively (collectively, the “Preferred Stock Actions,” together with the Common Stock Actions, the “Merger Litigations”).

In each of the Common Stock Actions, the plaintiffs allege, among other things, that the Company’s board of directors breached their fiduciary duties in connection with the merger by failing to maximize the value of the Company and ignoring or failing to protect against conflicts of interest, and that the relevant Brookfield Parties named as defendants aided and abetted those breaches of fiduciary duty. The Kim Action further alleges that the Operating Partnership also aided and abetted the breaches of fiduciary duty by the Company’s board of directors, and the Dell’Osso Action further alleges that the Company and the Operating Partnership aided and abetted the breaches of fiduciary duty by the Company’s board of directors. On June 4, 2013, the Kim and Perkins plaintiffs filed identical, amended complaints in the Circuit Court for Baltimore City, Maryland. On June 5, 2013, the Masih plaintiffs also filed an amended complaint in the Superior Court of the State of California in Los Angeles County. The three amended complaints, as well as the Dell’Osso Action complaint, allege that the preliminary proxy statement filed by the Company with the SEC on May 21, 2013 is false and/or misleading because it fails to include certain details of the process leading up to the merger and fails to provide adequate information concerning the Company’s financial advisors.

In each of the Preferred Stock Actions, which were brought on behalf of Company’s preferred stockholders, the plaintiffs allege, among other things, that, by entering into the Merger Agreement and tender offer, the Company breached the Articles Supplementary, which governs the issuance of the Company Preferred Shares, that the Company’s board of directors breached their fiduciary duties by agreeing to a Merger Agreement that violated the preferred stockholders’ contractual rights and that the relevant Brookfield Parties named as defendants aided and abetted those breaches of contract and fiduciary duty. On July 15, 2013, the plaintiffs in the Preferred Stock Actions filed a joint amended complaint in the Circuit Court for Baltimore City, Maryland that further alleges that the Company’s board of directors failed to disclose material information regarding Brookfield’s extension of the tender offer. On that same day, an intervenor plaintiff, preferred stockholder EJF Debt Opportunities Master Fund, L.P., EJF Debt Opportunities Master Fund II, LP, and EJF Select Master Fund (collectively ‘‘EJF’’), filed a brief in support of the Cohen and Donlan plaintiffs’ motion for preliminary injunction, which included additional allegations that (i) the Company’s board of directors breached their fiduciary duties by entering into a transaction that favored the common stockholders and disfavored the preferred stockholders; and (ii) the disclosures filed by the Company and Brookfield are misleading because the new preferred shares will not have the same rights as the existing preferred shares because of the ability of other Brookfield subsidiaries to issue securities that will have an effective priority over the new preferred shares.

The plaintiffs in the seven lawsuits seek an injunction against the merger, rescission or rescissory damages in the event the merger has been consummated, an award of fees and costs, including attorneys’ and experts’ fees, and other relief.

By letter dated June 13, 2013, plaintiffs in the Kim, Perkins, and Dell’Osso actions jointly requested that the Circuit Court for Baltimore City, Maryland issue a stay of the cases in Maryland, pending the resolution of the Coyne Action and the Masih Action in California. On June 25, 2013, the Superior Court of the State of California in Los Angeles County ordered the Coyne Action and the Masih Action to be consolidated (the “Consolidated Common Stock Action”).

On July 10, 2013, solely to avoid the costs, risks and uncertainties inherent in litigation, the Company and the other named defendants in the Consolidated Common Stock Action signed a memorandum of understanding (the ‘‘MOU’’), regarding a proposed settlement of all claims asserted therein. The MOU provides, among other things, that the parties will seek to enter into a stipulation of settlement which provides for the release of all asserted claims. The asserted claims will not be released until such stipulation of settlement is approved by the court. There can be no assurance that the parties will ultimately enter into a stipulation of settlement or that the court will approve such settlement even if the parties were to enter into such stipulation. Additionally, as part of the MOU, the Company agreed (i) to make certain additional disclosures related to the merger, which were filed with the SEC on a Schedule 14A dated July 11, 2013, (ii) to amend the Merger Agreement to allow the Company to release third parties currently subject to confidentiality agreements with the Company from any standstill restrictions contained in such agreements and (iii) to file a Current Report on Form 8-K and related press release (which were respectively filed and issued on July 11, 2013). Finally, in connection with the proposed settlement, plaintiffs in the Consolidated Common Stock Action intend to seek, and the defendants have agreed to pay, an award of attorneys’ fees and expenses in an amount to be determined by the Superior Court of the State of California in Los Angeles County. This payment will not affect the amount of consideration to be received by the Company’s stockholders pursuant to the terms of the Merger Agreement.

In the Preferred Stock Actions, at a hearing on July 24, 2013, the Circuit Court for Baltimore City, Maryland denied plaintiffs’ motion for a preliminary injunction that sought to enjoin the tender offer and the merger.

Sale of US Bank Tower

On June 18, 2013, we sold US Bank Tower and the Westlawn off-site parking garage to an affiliate of Overseas Union Enterprise Limited. The purchase price was $367.5 million. Net proceeds from the transaction were $103.0 million, a portion of which may potentially be used to make loan re‑balancing payments on our upcoming 2013 debt maturities at KPMG Tower and 777 Tower. The mortgage loan balance was repaid at closing using proceeds from the transaction.

Sale of Plaza Las Fuentes

On July 18, 2013, we sold Plaza Las Fuentes to affiliates of East West Bank and Downtown Properties Holdings, LLC. The purchase price was $75.0 million. Net proceeds from the transaction were approximately $30 million, which may potentially be used to make loan re-balancing payments on our upcoming 2013 debt maturities at KPMG Tower and 777 Tower. The mortgage and mezzanine loan balances were repaid at closing using proceeds from the transaction.